Others, net	12 Months Ended
Dec. 31, 2020
Others, net
Others, net
21. Others, net
Others, net consist of the following:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Gains/(losses) from fair value change of long-term investments	(1,512,979)	3,495,709	29,482,650
Government financial incentives	614,658	2,222,223	2,545,008
Gain from business and investment disposals	1,320,266	1,199,407	278,747
Impairment of investments	(593,138)	(1,954,031)	(207,571)
Foreign exchange gains/(losses), net	(192,491)	124,070	(89,992)
Others	458,859	287,931	547,597

Total	95,175	5,375,309	32,556,439

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss) when the government financial incentives are received and no further conditions need to be met. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.